UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  350 Madison Avenue, 8th Floor
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 389-8763

Signature, Place and Date of Signing:

/s/ Laura Roche              New York, New York           November 15, 2004
--------------------     ------------------------      -----------------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Value Total: $206,328
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13-F Securities Report
Cadmus Capital
Master Portfolio Group
30-Sep-04
                               Title of       Cusip/      Market   Shares or   Invest   Other   Voting
                               Class          Sedol       Value    Princ Amt   Discre   Mngrs   Authority
                               -----          -----       -----    ---------   ------   -----   ---------
ABX Air Inc                    Common Stock   00080s101    10055   1,546,850   Sole     None    1,546,850
Aclara BioSciences Inc         Common Stock   00461p106     1503     381,452   Sole     None      381,452
Advanta Corp                   CL B           007942204     4983     206,000   Sole     None      206,000
Advisory Board Co              Common Stock   00762w107     2057      61,228   Sole     None       61,228
Aether Systems Inc             Common Stock   00808v105     5651   1,702,085   Sole     None    1,702,085
AGCO Corp                      Common Stock   001084102      295      13,040   Sole     None       13,040
Allegheny Energy Inc           Common Stock   017361106     1205      75,525   Sole     None       75,525
Amer Home Mort Inv Corp        Common Stock   02660r107     1006      36,000   Sole     None       36,000
Arch Wireless Inc.             Common Stock   039392709     7731     269,100   Sole     None      269,100
Arena Pharmaceuticals Inc      Common Stock   040047102      942     218,455   Sole     None      218,455
Ashland Inc                    Common Stock   044204105      645      11,500   Sole     None       11,500
Atlas Air Worldwide            Common Stock   049164205      190      10,000   Sole     None       10,000
Boeing Inc                     Common Stock   097023105      124       2,410   Sole     None        2,410
Brinker International Inc      Common Stock   109641100      236       7,588   Sole     None        7,588
Brookfield Homes Corp.         Common Stock   112723101    12846     487,500   Sole     None      487,500
Bayview Cap Corp Del           Common Stock   07262L309     5328     323,680   Sole     None      323,680
Centex Corp.                   Common Stock   152312104     4409      87,370   Sole     None       87,370
Circuit City Store Inc         Common Stock   172737108      767      50,000   Sole     None       50,000
Diamond Offshore Drilling      Common Stock   25271c102      508      15,390   Sole     None       15,390
Dobson Communications Corp     Common Stock   256069105      396     297,959   Sole     None      297,959
Domino's Pizza Inc             Common Stock   25754A201      735      50,000   Sole     None       50,000
Eagle Materials Inc            CL B           26969p207     2389      34,619   Sole     None       34,619
First Horizon Pharmeceutical   Common Stock   32051k106     4790     239,399   Sole     None      239,399
Gap Inc.                       Common Stock   364760108     1679      90,000   Sole     None       90,000
Gentiva Health Services Inc.   Common Stock   37247a102     2623     160,233   Sole     None      160,233
Govt. Properties Trust         Common Stock   38374w107    14918   1,570,300   Sole     None    1,570,300
Grupo Aeroporto                Common Stock   40051e202      471      21,320   Sole     None       21,320
Highland Hospitality Corp      Common Stock   430141101     1800     157,900   Sole     None      157,900
Hollinger Int'l                Common Stock   435569108     4789     277,000   Sole     None      277,000
Honeywell International Inc.   Common Stock   438516106     1196      33,350   Sole     None       33,350
Iamgold Corp                   Common Stock   450913108    20261   2,525,000   Sole     None    2,525,000
IMC Global Inc                 Common Stock   449669100     1599      91,950   Sole     None       91,950
Janus Capital Group Inc.       Common Stock   47102x105     6874     505,070   Sole     None      505,070
Jones Apparel Group Inc        Common Stock   480074103     1945      54,330   Sole     None       54,330
Kinder Morgan Mgmt LLC         Common Stock   49455U100     3903      94,013   Sole     None       94,013
L-3 Communications Hldgs Inc   Common Stock   502424104      938      14,000   Sole     None       14,000
Laidlaw Int'l Inc              Common Stock   50730r102     5968     362,782   Sole     None      362,782
Lear Corp.                     Common Stock   521865105      918      16,860   Sole     None       16,860
Magna Entertainment Corp.      Common Stock   559211107     2725     500,000   Sole     None      500,000
Magna International            Common Stock   559222401      570       7,700   Sole     None        7,700
Mattel Inc.                    Common Stock   577081102     3082     170,000   Sole     None      170,000
McDonald's Corp                Common Stock   580135101     1822      65,000   Sole     None       65,000
Morgan Stanley                 Common Stock   617446448     3578      72,570   Sole     None       72,570
Movie Gallery Inc.             Common Stock   624581104     1713      97,736   Sole     None       97,736
Mueller Industries Inc         Common Stock   624756102    15114     351,900   Sole     None      351,900
NationsHealth Inc              Common Stock   63860c100      404      60,000   Sole     None       60,000
Nelnet Inc.                    Common Stock   64031n108     2704     120,800   Sole     None      120,800
Northrop Grumman Corp          Common Stock   666807102     1105      20,720   Sole     None       20,720
NRG Energy Inc.                Common Stock   629377508     2197      81,550   Sole     None       81,550
Optimal Group Inc              Common Stock   68388r208     1149     125,200   Sole     None      125,200
Perry Ellis Int'l  Inc.        Common Stock   288853104     1814      80,640   Sole     None       80,640
Polo Ralph Lauren Corp         Common Stock   731572103      620      17,060   Sole     None       17,060
Precision Cast Parts           Common Stock   740189105      540       9,000   Sole     None        9,000
Price Communications Corp      Common Stock   741437305     2508     164,430   Sole     None      164,430
Reliant Energy Inc.            Common Stock   75952b105     1267     135,800   Sole     None      135,800
RPM Intl Inc.                  Common Stock   749685103      115       6,500   Sole     None        6,500
Sears Roebuck                  Common Stock   812387108      399      10,000   Sole     None       10,000
Sunterra Corp                  Common Stock   86787d208     3071     322,196   Sole     None      322,196
Swift Transportation Co        Common Stock   870756103     2795     166,200   Sole     None      166,200
Thermogenesis Corp             Common Stock   883623209      447      93,032   Sole     None       93,032
Tommy Hilfiger Corp.           Common Stock   G8915Z102     1242     125,850   Sole     None      125,850
Transocean Inc                 Common Stock   g90078109     3603     100,700   Sole     None      100,700
Union Pacific Corp.            Common Stock   907818108     1172      20,000   Sole     None       20,000
United Technologies Corp       Common Stock   913017109      172       1,840   Sole     None        1,840
Virologic Inc                  Common Stock   92823r201     1547     773,699   Sole     None      773,699
Wabtec Corp                    Common Stock   929740108      663      35,500   Sole     None       35,500
Woodward Governor Co.          Common Stock   980745103     2092      31,004   Sole     None       31,004
Xcel Energy Inc.               Common Stock   98389b100     6205     358,280   Sole     None      358,280
Yum! Brands                    Common Stock   988498101     1220      30,000   Sole     None       30,000


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